Share-based payments - IPO Grant Shares (Details) - Equity Settled Awards € / shares in Units, € in Thousands	1 Months Ended		6 Months Ended
	May 31, 2023 shares $ / shares	May 31, 2023 shares € / shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses | €			€ 19	€ 0
Weighted average grant date fair value (in Eur per share) | (per share)	$ 2.13	€ 1.97
Employees Instrumental In IPO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)	100	100
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares)	9,700	9,700